SEGMENT INFORMATION (Schedule of Segment Results by Geographical Area) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022		Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses	$ (652)		$ 9,948
Impairment	(519)		(6,068)
Result after impairment	(1,171)		3,880
Unallocated Expenses	(689)	[1]	(584)
Operating profit	(1,860)		3,296
Net financing expense	(20,303)		(1,717)
Loss before tax	(22,163)		1,579
Income tax charge	180		(760)
Profit (Loss) for the period on continuing operations	(21,983)		819
Profit (Loss) for the period on discontinued operations	(2)		(0)
Profit (Loss) for the six-month period	(21,985)		819
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses	(388)		7,658
Impairment	(519)		(5,212)
Result after impairment	(907)		2,446	[1]
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses	(259)		2,340
Impairment	0		(856)
Result after impairment	(259)		1,484
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses	(5)		(50)
Impairment	0		0
Result after impairment	$ (5)		$ (50)

[1]	Unallocated expenses represent head office general and administration costs of the Group, which cannot be allocated to the results of any specific geographical area.